Treasury Shares	12 Months Ended
Dec. 31, 2024
Treasury Shares [Abstract]
TREASURY SHARES

20. TREASURY SHARES

The company acquired 51,504, 281,253 and 1,683,544 of its own shares through purchases on the NASDAQ stock exchange during the years ended December 31, 2024, December 31, 2023 and December 31 2022, respectively. The amount paid to acquire the shares totaled $51k, $254k and $1,320k, respectively, and the shares were held as “treasury shares”. All shares issued by the Company are fully paid. The treasury shares were cancelled in December 2024.